Discontinued Operations and Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on divestiture	$ 2.9	$ 2.9	$ 11.1
Mallinckrodt Baker
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional gain (loss) related to discontinued operations	1.0	(6.7)	(6.3)
Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received			11.5
Gain on divestiture	2.9	2.9	11.1
Introduction of Competitive Generic Product | Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture			11.5
Sales Target | Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture			$ 1.0